CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 3,546	$ 2,227
Accounts receivable, net	2,889	3,045
Contract assets	333	364
Prepaid expenses and other current assets	1,505	927
Total current assets	8,273	6,563
Operating lease asset	750
Property and equipment, net	375	480
Convertible note receivable	259	0
Total assets	9,657	7,043
Current liabilities:
Accounts payable	1,056	215
Accrued expense and other current liabilities	2,554	1,919
Current maturities of long-term debt	5,451	0
Deferred revenue	291	450
Operating lease liability - current	465
Total current liabilities	9,817	2,584
Notes payable	2,814	0
Operating lease liability - non-current	316
Warrant liabilities	338	0
Total liabilities	13,285	2,584
Commitments and Contingencies
Stockholders' Equity (Deficit)
Common stock par value $0.0001 per share, 300,000,000 authorized at December 31, 2022; 26,659,711 issued and outstanding as of December 31, 2022; (par value $0.0001 per share, 22,764,527 authorized at December 31, 2021; 17,862,108 issued and outstanding as of December 31, 2021)	3	2
Additional paid-in-capital	22,701	17,682
Accumulated deficit	(26,332)	(13,225)
Total stockholders' equity (deficit)	(3,628)	4,459
Total liabilities and stockholders' equity (deficit)	$ 9,657	$ 7,043